Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Revenues	$ 679	$ 678	$ 668	$ 668	$ 662	$ 668	$ 675	$ 640	$ 633	$ 640	$ 648	$ 631	$ 2,693	$ 2,645	$ 2,552
Segment Profit	124	153	144	170	111	126	152	115	74	89	95	71	591	504	329
Interest Expense													801	827	917
Depreciation on equipment leased to others													688	690	690
Provision for credit losses													161	176	213
Segment Assets	34,742				30,112				28,752				34,742	30,112	28,752
Capital expenditures													1,660	1,190	959
North America
Segment Reporting Information
Revenues													938	959	982
Segment Profit													263	222	37
Interest Expense													270	303	369
Depreciation on equipment leased to others													274	276	302
Provision for credit losses													15	34	120
Segment Assets	11,305				10,867				10,897				11,305	10,867	10,897
Capital expenditures													565	530	512
Europe and CPF
Segment Reporting Information
Revenues													467	506	502
Segment Profit													84	37	64
Interest Expense													134	166	201
Depreciation on equipment leased to others													76	89	92
Provision for credit losses													65	105	50
Segment Assets	7,785				6,922				7,219				7,785	6,922	7,219
Capital expenditures													243	118	120
Asia/Pacific
Segment Reporting Information
Revenues													399	333	441
Segment Profit													132	112	96
Interest Expense													155	129	136
Depreciation on equipment leased to others													23	16	133
Provision for credit losses													24	28	25
Segment Assets	6,151				4,605				4,360				6,151	4,605	4,360
Capital expenditures													133	42	21
Latin America
Segment Reporting Information
Revenues													389	350	297
Segment Profit													111	111	102
Interest Expense													141	127	119
Depreciation on equipment leased to others													64	47	29
Provision for credit losses													26	17	9
Segment Assets	4,973				3,995				3,432				4,973	3,995	3,432
Capital expenditures													172	175	109
Mining
Segment Reporting Information
Revenues													451	446	252
Segment Profit													60	72	45
Interest Expense													90	90	64
Depreciation on equipment leased to others													250	260	131
Provision for credit losses													27	3	(3)
Segment Assets	3,212				2,635				1,518				3,212	2,635	1,518
Capital expenditures													545	321	156
Total Segments
Segment Reporting Information
Revenues													2,644	2,594	2,474
Segment Profit													650	554	344
Interest Expense													790	815	889
Depreciation on equipment leased to others													687	688	687
Provision for credit losses													157	187	201
Segment Assets	33,426				29,024				27,426				33,426	29,024	27,426
Capital expenditures													1,658	1,186	918
Unallocated
Segment Reporting Information
Revenues													73	73	103
Segment Profit													(93)	(92)	(47)
Interest Expense													61	69	76
Depreciation on equipment leased to others													1	2	3
Provision for credit losses													1	2	0
Segment Assets	1,529				1,253				1,415				1,529	1,253	1,415
Capital expenditures													0	3	40
Timing
Segment Reporting Information
Revenues													(24)	(22)	(25)
Segment Profit													(6)	6	(17)
Interest Expense													0	0	0
Depreciation on equipment leased to others													0	0	0
Provision for credit losses													3	(13)	12
Segment Assets	17				67				113				17	67	113
Capital expenditures													2	1	1
Methodology
Segment Reporting Information
Revenues													0	0	0
Segment Profit													40	36	49
Interest Expense													(50)	(57)	(48)
Depreciation on equipment leased to others													0	0	0
Provision for credit losses													0	0	0
Segment Assets	(61)				15				(21)				(61)	15	(21)
Capital expenditures													0	0	0
Inter-segment Eliminations
Segment Reporting Information
Revenues													0	0	0
Segment Profit													0	0	0
Interest Expense													0	0	0
Depreciation on equipment leased to others													0	0	0
Provision for credit losses													0	0	0
Segment Assets	(169)				(247)				(181)				(169)	(247)	(181)
Capital expenditures													$ 0	$ 0	$ 0